Other liabilities - Summary of Other Liabilities (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)
Non-current other liabilities
Others	₨ 762	$ 8	₨ 676